FIDELITY
TARGET TIMELINE SM
FUNDS - 1999, 2001, 2003

ANNUAL REPORT
JULY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the funds have done over
                           time.

FUND TALK              15  The manager's review of the
                           funds' performance, strategy
                           and outlook.

TARGET TIMELINE 1999   18  Investment Changes

                       19  Investments

                       22  Financial Statements

TARGET TIMELINE 2001   26  Investment Changes

                       27  Investments

                       33  Financial Statements

TARGET TIMELINE 2003   37  Investment Changes

                       38  Investments

                       44  Financial Statements

NOTES                  48  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  52  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          53

OF SPECIAL NOTE        54

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(recycle logo)This report is printed on recycled paper using soy-based
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY TARGET TIMELINE 1999

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 1999           5.64%        19.36%

LB Aggregate Bond              2.49%        20.66%

U.S. Treasury Strips (8/15/99  5.64%        19.21%
and 11/15/99)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 1999             5.64%        5.22%

LB Aggregate Bond                2.49%        5.55%

U.S. Treasury Strips (8/15/99    5.64%        5.18%
and 11/15/99)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 1999        Avg US TreasStrip 1999      LB Aggregate Bond
             00379                       F0092                       LB001
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9843.43                     9854.02                     9838.79
  1996/03/31       9769.72                     9772.31                     9769.92
  1996/04/30       9723.18                     9719.40                     9715.21
  1996/05/31       9708.18                     9698.92                     9695.78
  1996/06/30       9814.54                     9801.69                     9825.70
  1996/07/31       9841.86                     9838.95                     9852.23
  1996/08/31       9849.03                     9846.73                     9835.48
  1996/09/30       9980.40                     9972.89                    10006.62
  1996/10/31      10147.46                    10138.67                    10228.77
  1996/11/30      10271.38                    10254.06                    10403.68
  1996/12/31      10218.33                    10216.80                    10306.92
  1997/01/31      10261.47                    10260.67                    10338.87
  1997/02/28      10277.69                    10275.66                    10364.72
  1997/03/31      10245.55                    10237.18                    10249.67
  1997/04/30      10340.73                    10334.51                    10403.42
  1997/05/31      10416.89                    10413.21                    10502.25
  1997/06/30      10502.40                    10491.90                    10627.23
  1997/07/31      10645.36                    10631.33                    10914.16
  1997/08/31      10644.63                    10629.48                    10821.39
  1997/09/30      10731.20                    10717.82                    10981.55
  1997/10/31      10820.68                    10806.15                    11140.78
  1997/11/30      10840.11                    10824.79                    11192.03
  1997/12/31      10906.08                    10898.70                    11305.07
  1998/01/31      11018.13                    11006.86                    11449.77
  1998/02/28      11032.85                    11014.65                    11440.61
  1998/03/31      11077.20                    11059.71                    11479.51
  1998/04/30      11131.38                    11117.36                    11539.21
  1998/05/31      11187.82                    11175.04                    11648.83
  1998/06/30      11241.97                    11230.90                    11747.65
  1998/07/31      11298.77                    11284.96                    11772.58
  1998/08/31      11394.20                    11394.97                    11964.19
  1998/09/30      11497.42                    11491.11                    12244.29
  1998/10/31      11542.74                    11547.59                    12179.70
  1998/11/30      11574.08                    11569.18                    12248.68
  1998/12/31      11620.41                    11616.65                    12285.51
  1999/01/31      11679.24                    11660.50                    12373.26
  1999/02/28      11692.80                    11683.89                    12157.22
  1999/03/31      11751.11                    11739.78                    12224.68
  1999/04/30      11806.17                    11786.63                    12263.43
  1999/05/31      11848.95                    11829.27                    12155.51
  1999/06/30      11892.08                    11875.53                    12116.69
  1999/07/30      11936.23                    11921.19                    12065.80
IMATRL PRASUN   SHR__CHT 19990731 19990811 143741 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would be $11,936 - a 19.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,066 - a 20.66% increase. If $10,000 was put in U.S. Treasury Strips (8/15/99 and 11/15/99), it would be valued at $11,921 - a 19.21% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   YEARS ENDED JULY 31,                 FEBRUARY 8, 1996
                                                        (COMMENCEMENT OF OPERATIONS)
                                                        TO JULY 31,

                   1999                  1998    1997   1996

Dividend returns   7.01%                 7.39%   7.64%  3.12%

Capital returns    -1.37%                -1.25%  0.52%  -4.70%

Total returns      5.64%                 6.14%   8.16%  -1.58%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.47(cents)   30.44(cents)   64.91(cents)

Annualized dividend rate      5.64%         6.55%          6.89%

30-day annualized yield       5.06%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.33 over the past one month, $9.37 over the past six months and $9.42 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.12%.

FIDELITY TARGET TIMELINE 2001

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 2001           4.81%        19.80%

LB Aggregate Bond              2.49%        20.66%

U.S. Treasury Strips (8/15/01  5.14%        19.37%
and 11/15/01)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 2001             4.81%        5.33%

LB Aggregate Bond                2.49%        5.55%

U.S. Treasury Strips (8/15/01    5.14%        5.22%
and 11/15/01)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2001        Avg US TreasStrip 2001      LB Aggregate Bond
             00381                       F0093                       LB001
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9763.03                     9793.77                     9838.79
  1996/03/31       9659.03                     9644.16                     9769.92
  1996/04/30       9582.85                     9541.04                     9715.21
  1996/05/31       9558.77                     9502.61                     9695.78
  1996/06/30       9695.97                     9643.50                     9825.70
  1996/07/31       9711.59                     9646.86                     9852.23
  1996/08/31       9687.10                     9625.31                     9835.48
  1996/09/30       9868.61                     9810.59                    10006.62
  1996/10/31      10105.68                    10048.52                    10228.77
  1996/11/30      10290.56                    10225.78                    10403.68
  1996/12/31      10162.27                    10090.29                    10306.92
  1997/01/31      10193.78                    10132.73                    10338.87
  1997/02/28      10199.18                    10123.94                    10364.72
  1997/03/31      10092.01                    10008.01                    10249.67
  1997/04/30      10241.62                    10144.85                    10403.42
  1997/05/31      10328.56                    10236.50                    10502.25
  1997/06/30      10435.11                    10332.84                    10627.23
  1997/07/31      10708.33                    10598.38                    10914.16
  1997/08/31      10615.90                    10508.74                    10821.39
  1997/09/30      10755.43                    10650.93                    10981.55
  1997/10/31      10886.16                    10800.54                    11140.78
  1997/11/30      10890.55                    10803.23                    11192.03
  1997/12/31      10998.62                    10907.70                    11305.07
  1998/01/31      11174.41                    11089.66                    11449.77
  1998/02/28      11138.91                    11053.93                    11440.61
  1998/03/31      11178.45                    11084.93                    11479.51
  1998/04/30      11227.63                    11136.81                    11539.21
  1998/05/31      11314.08                    11224.42                    11648.83
  1998/06/30      11387.71                    11297.19                    11747.65
  1998/07/31      11429.77                    11353.77                    11772.58
  1998/08/31      11566.81                    11610.55                    11964.19
  1998/09/30      11833.07                    11845.80                    12244.29
  1998/10/31      11814.33                    11903.04                    12179.70
  1998/11/30      11817.68                    11848.44                    12248.68
  1998/12/31      11883.11                    11882.81                    12285.51
  1999/01/31      11948.70                    11926.63                    12373.26
  1999/02/28      11836.21                    11790.46                    12157.22
  1999/03/31      11939.49                    11886.14                    12224.68
  1999/04/30      11991.61                    11926.58                    12263.43
  1999/05/31      11933.88                    11873.95                    12155.51
  1999/06/30      11961.91                    11909.00                    12116.69
  1999/07/30      11979.78                    11937.28                    12065.80
IMATRL PRASUN   SHR__CHT 19990731 19990812 120207 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would be $11,980 - a 19.80% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,066 - a 20.66% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $11,937 - a 19.37% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                   YEARS ENDED JULY 31,                  FEBRUARY 8, 1996
                                                         (COMMENCEMENT OF OPERATIONS)
                                                         TO JULY 31,

                   1999                  1998    1997    1996

Dividend returns   6.68%                 6.95%   7.71%   3.12%

Capital returns    -1.87%                -0.21%   2.55%  -6.00%

Total returns      4.81%                 6.74%   10.26%  -2.88%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.42(cents)   31.43(cents)   63.72(cents)

Annualized dividend rate     6.73%         6.63%          6.60%

30-day annualized yield      6.10%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.48 over the past one month, $9.56 over the past six months and $9.65 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.35%.

FIDELITY TARGET TIMELINE 2003

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 2003           2.76%        18.60%

LB Aggregate Bond              2.49%        20.66%

U.S. Treasury Strips (8/15/03  3.88%        19.67%
and 11/15/03)

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  LIFE OF FUND

TARGET TIMELINE 2003             2.76%        5.03%

LB Aggregate Bond                2.49%        5.55%

U.S. Treasury Strips (8/15/03    3.88%        5.30%
and 11/15/03)

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Target Timeline 2003        Avg US TreasStrip 2003      LB Aggregate Bond
             00383                       F0094                       LB001
  1996/02/08      10000.00                    10000.00                    10000.00
  1996/02/29       9693.93                     9708.73                     9838.79
  1996/03/31       9591.28                     9547.53                     9769.92
  1996/04/30       9453.76                     9389.28                     9715.21
  1996/05/31       9397.89                     9332.02                     9695.78
  1996/06/30       9543.44                     9500.15                     9825.70
  1996/07/31       9546.95                     9506.25                     9852.23
  1996/08/31       9499.53                     9458.85                     9835.48
  1996/09/30       9710.09                     9672.82                    10006.62
  1996/10/31       9996.20                     9990.76                    10228.77
  1996/11/30      10250.02                    10224.62                    10403.68
  1996/12/31      10063.50                    10045.81                    10306.92
  1997/01/31      10067.43                    10049.62                    10338.87
  1997/02/28      10076.73                    10059.55                    10364.72
  1997/03/31       9908.59                     9860.12                    10249.67
  1997/04/30      10083.36                    10032.03                    10403.42
  1997/05/31      10173.92                    10155.86                    10502.25
  1997/06/30      10318.60                    10276.60                    10627.23
  1997/07/31      10686.53                    10641.95                    10914.16
  1997/08/31      10537.32                    10487.54                    10821.39
  1997/09/30      10729.76                    10674.78                    10981.55
  1997/10/31      10925.09                    10878.10                    11140.78
  1997/11/30      10951.69                    10894.91                    11192.03
  1997/12/31      11083.92                    11030.18                    11305.07
  1998/01/31      11251.45                    11256.41                    11449.77
  1998/02/28      11231.70                    11186.85                    11440.61
  1998/03/31      11264.21                    11213.62                    11479.51
  1998/04/30      11317.47                    11270.93                    11539.21
  1998/05/31      11419.40                    11376.38                    11648.83
  1998/06/30      11519.78                    11486.42                    11747.65
  1998/07/31      11541.62                    11520.01                    11772.58
  1998/08/31      11705.74                    11934.30                    11964.19
  1998/09/30      12096.03                    12302.67                    12244.29
  1998/10/31      12009.27                    12298.77                    12179.70
  1998/11/30      12028.63                    12227.72                    12248.68
  1998/12/31      12105.52                    12275.11                    12285.51
  1999/01/31      12188.53                    12356.19                    12373.26
  1999/02/28      11907.32                    12035.93                    12157.22
  1999/03/31      12003.47                    12120.76                    12224.68
  1999/04/30      12060.23                    12162.78                    12263.43
  1999/05/31      11893.88                    11986.98                    12155.51
  1999/06/30      11888.26                    11996.94                    12116.69
  1999/07/30      11859.95                    11967.08                    12065.80
IMATRL PRASUN   SHR__CHT 19990731 19990813 102144 R00000000000045

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1999, the value of the investment would be $11,860 - a 18.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,066 - a 20.66% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $11,967 - a 19.67% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                   YEARS ENDED JULY 31,                 FEBRUARY 8, 1996
                                                        (COMMENCEMENT OF OPERATIONS)
                                                        TO JULY 31,

                   1999                  1998   1997    1996

Dividend returns   6.99%                 7.17%  7.29%   3.07%

Capital returns    -4.23%                0.83%   4.65%  -7.60%

Total returns      2.76%                 8.00%  11.94%  -4.53%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share          5.77(cents)   33.55(cents)   68.50(cents)

Annualized dividend rate     7.26%         7.09%          7.05%

30-day annualized yield      6.37%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.36 over the past one month, $9.54 over the past six months and $9.71 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.70%.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

The taxable-bond market had little
to show for its efforts during the
12-month period that ended July 31,
1999. The Lehman Brothers
Aggregate Bond Index - a popular
measure of taxable-bond
performance - returned 2.49% for
this period. The massive flight-to-safety that resulted from the credit crisis of the late summer and early fall sent
Treasuries soaring and spread sectors
- corporates, mortgages and the
like - plummeting, resulting in a
historic widening in yield spreads.
The Federal Reserve Board's three
interest-rate cuts later in the fall
helped bond and equity markets
alike get back on their feet, and
sparked a sustained rally in spread
sectors in the first quarter of 1999,
as investors favored higher-yielding
alternatives to Treasuries. Strong
debt issuance and investors' fears of
an interest-rate hike, though, halted
the rally in spread sectors during
the last three months of the period.
The bond market shrugged off the
widely anticipated quarter-point
rate hike on June 30 and
applauded the emergence of a
neutral Fed policy. In July, yield
spreads widened again as investors
ignored signs of moderating
economic growth and surrendered to
concerns over higher labor costs and
fears of further Fed tightening. The
Lehman Brothers Treasury Index
returned 2.70%, while the Lehman
Brothers Corporate Bond Index and
the Lehman Brothers
Mortgage-Backed Securities Index
had returns of 1.42% and 2.78%,
respectively, during the 12-month
period.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001 and 2003

Q. HOW DID THE FUNDS PERFORM, FORD?

A. For the 12-month period that ended July 31, 1999, Target Timeline 1999, 2001 and 2003 had total returns of 5.64%, 4.81% and 2.76%, respectively. For the same period, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 1999, 2001 and 2003) averaged 5.64%, 5.14% and 3.88%, respectively. The Lehman Brothers Aggregate Bond Index had a 12-month return of 2.49%.

Q. WHAT STRATEGIES DID YOU EMPLOY TO ENSURE THAT THE FUNDS' GOALS WERE
MET?

A. The objective is to generate a predictable return, slightly greater than the index net of fees, for buy-and-hold investors over each fund's lifetime. In general, the funds attempt to deliver a slight yield advantage over U.S. Treasury Strips, or zero-coupon bonds, over the life of the fund, assuming that they are held to maturity. The important thing to remember is that it's difficult to measure these funds on a six- or 12-month time horizon; instead, they should be measured at maturity. The funds are managed according to a technique known as horizon immunization, which requires that the duration, or overall interest-rate sensitivity, of the funds be maintained at a level consistent with the remaining investment time horizon. This is achieved by investing in securities within a very tight duration range that, in aggregate, equals the duration of the benchmark. In order to maximize expected returns within the constraints imposed, the funds typically emphasize corporate bonds. As the time to maturity shortens, the funds' allocation to the corporate bond sector generally increases; shorter duration corporate bonds generally exhibit less yield-spread volatility - movement in relation to Treasury yields - than longer duration securities, making them an attractive investment alternative to similar duration Treasury and agency securities. The hope is that if we can have a yield advantage greater than expenses, the funds will have an added advantage, independent of market-related factors, versus the benchmark. In addition, if we can find corporates with the potential for spread tightening - having their prices rise as their yields fall - we may be able to generate capital gains from them, thereby adding additional value to the funds.

Q. HOW DID THE INVESTMENT ENVIRONMENT OVER THE PAST 12 MONTHS AFFECT THE FUNDS' PERFORMANCE?

A. The overall investment-grade spread sectors, including federal agency obligations and corporate bonds, lagged Treasuries during the period. Short-duration corporate bonds were the one exception, slightly outperforming Treasuries. The 2003 fund was hurt during the period by the underperformance of intermediate-term corporate bonds relative to Treasuries. In contrast, the shorter-duration 1999 and 2001 funds benefited from the modest outperformance of short-term corporate bonds. Although a tightening of yield spreads in corporate bonds from the late fall through the early spring contributed to their outperformance, investors' concerns about the possibility of an interest-rate hike, as well as the strong inflow of supply into the marketplace, halted their rally during the last three months of the period.

Q. WHAT'S THE STORY BEHIND THE RECENT FLOOD OF SUPPLY INTO THE
CORPORATE MARKETPLACE?

A. With respect to supply, many firms are issuing debt earlier than they had planned, to avoid coming to market at the end of the year because of concerns about the Year 2000 changeover, which has put pressure on corporate spreads, causing them to widen. On the positive side, a number of companies that historically have been issuers of commercial paper - such as short-term promissory notes - have recently been issuing bonds. This allows us to add some new names to draw on, which enables us to improve the diversification of the portfolio without sacrificing yield.

Q. WHAT'S YOUR OUTLOOK?

A. I'm optimistic about the long term. But I'm also cautious about the near term as negativity pervades the market, fueled by fear of another interest-rate hike along with the flood of supply into the market. The longer-term picture looks a little brighter, since corporates remain relatively cheap at current levels, and I still haven't seen any signs of inflation in any of the corporate sectors, with the exception of energy. Therefore, I don't expect any significant increases in interest rates in the foreseeable future. I remain positive on spread products in general, and I may even consider adding some more federal agencies to the mix, given the cheapening of U.S. agency paper. This would allow for a more defensive way to augment yield without adding to the spread volatility of corporate bonds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: definable returns over
the life of the funds by
investing mainly in
investment-grade quality debt
securities whose average
duration is approximately
equal to the each fund's
maturity

FUND NUMBER: 379 (1999),
381 (2001), 383 (2003)

TRADING SYMBOL: FTTAX
(1999), FTTBX (2001),
FTARX (2003)

START DATE: February 8, 1996

SIZE: as of July 31, 1999,
more than $13 million, 1999
fund; more than $17 million,
2001 fund; more than
$23 million, 2003 fund

MANAGER: Ford O'Neil, since
1998; manager, various
Fidelity bond funds; joined
Fidelity in 1990
(checkmark)

FORD O'NEIL ON INVESTING
UNTIL MATURITY:

"These funds should be purchased
only if there is a high probability
that you will hold them until
maturity. They should not be
purchased as short-term trading
opportunities. For instance, you
shouldn't sell the funds before
maturity on the basis that the
Federal Reserve Board may raise
interest rates. Nor should you
stock up on the funds in
anticipation of corporate spreads
tightening. This is not what the
funds are designed for. There are
many other investment options
out there that are better equipped
to meet those objectives. I can't
stress enough the importance of
holding these investments until
maturity. Just give the funds time
and let them do the work for you."

(solid bullet) Target Timeline 1999 will reach its target maturity on September 30, 1999. Fidelity anticipates liquidating the fund on October 4, 1999. There are several options available to you as detailed in a letter mailed to all shareholders of the funds in August. If you have any questions or would like to discuss your options further, please call a Fidelity Representative at
1-800-544-8888.

FIDELITY TARGET TIMELINE 1999

INVESTMENT CHANGES

QUALITY DIVERSIFICATION AS OF
JULY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             51.1                     18.1

Aa                              3.8                      8.8

A                               9.5                      49.8

Baa                             2.3                      18.2


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.
SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          0.2   0.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          0.1   0.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999*

                               Corporate Bonds 11.8%

                               U.S. Government  and
                               Government  Agency
                               Obligations 51.1%

                               Foreign Government  &
                               Government  Agency
                               Obligations 3.8%

                               Other Investments 0.0%

                               Short-Term  Investments 33.3%

* FOREIGN  INVESTMENTS                                        7.7%

AS OF JANUARY 31, 1999**

                               Corporate Bonds 71.3%

                               U.S. Government  and
                               Government  Agency
                               Obligations 12.7%

                               Foreign Government  &
                               Government  Agency
                               Obligations 6.1%

                               Other Investments 4.8%

                               Short-Term  Investments 5.1%

** FOREIGN INVESTMENTS                                        18.9%


Row: 1, Col: 1, Value: 11.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 51.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 33.3

Row: 1, Col: 1, Value: 71.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 12.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 4.8
Row: 1, Col: 8, Value: 5.1

FIDELITY TARGET TIMELINE 1999

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities

NONCONVERTIBLE BONDS - 11.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

FINANCE - 9.5%

BANKS - 8.0%

Bank of Nova Scotia N Y           A1        $ 500,000                     $ 502,730
Agency 9% 10/1/99

Citicorp 9.75% 8/1/99             A1         225,000                       225,000

Midlantic Corp. 9.25% 9/1/99      A2         318,000                       318,875

                                                                           1,046,605

INSURANCE - 1.5%

Travelers Property Casualty       A2         205,000                       205,205
Corp. 6.75% 9/1/99

TOTAL FINANCE                                                              1,251,810

UTILITIES - 2.3%

GAS - 2.3%

Sonat, Inc. 9.5% 8/15/99          Baa1       300,000                       300,369

TOTAL NONCONVERTIBLE BONDS                                                 1,552,179
(Cost $1,618,949)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 51.1%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.7%

Financing Corp. stripped          Aaa        311,000                       310,705
principal 0% 8/8/99

State of Israel (guaranteed       Aaa        175,000                       176,183
by U.S. Government through
Agency for International
Development) 7.75% 11/15/99

TOTAL U.S. GOVERNMENT AGENCY                                               486,888
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
47.4%

U.S. Treasury Notes:

5.75% 9/30/99                     Aaa        5,000,000                     5,006,846

6% 8/15/99                        Aaa        780,000                       780,238

8.5% 2/15/00                      Aaa        425,000                       432,370

TOTAL U.S. TREASURY                                                        6,219,454
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                  6,706,342
GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,709,983)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (B) - 3.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

Export Development Corp.          Aa2       $ 500,000                     $ 500,255
yankee 8.125% 8/10/99 (Cost
$516,955)


COMMERCIAL PAPER - 31.0%



Associates First Capital            500,000               496,026
Corp. 4.82% 9/27/99

Daimler-Chrysler North              500,000               495,813
America Corp. yankee 5.15%
9/30/99

Falcon Asset Securitization         500,000               496,238
5.13% 9/24/99

General Electric Capital            500,000               495,908
Corp. 4.83% 9/29/99

General Motors Acceptance           500,000               495,884
Corp. 5.16% 9/29/99

Goldman Sachs Group L.P.            400,000               397,065
4.86% 9/23/99

Household Finance Corp. 4.83%       400,000               397,161
9/21/99

Monsanto Co. 4.84% 8/24/99          400,000               398,756

Morgan (JP) & Co., Inc. 4.87%       400,000               397,404
9/17/99

TOTAL COMMERCIAL PAPER                                    4,070,255
(Cost $4,069,915)

CASH EQUIVALENTS - 2.3%

                             MATURITY AMOUNT

Investments in repurchase    $ 299,128                       299,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $299,000)

TOTAL INVESTMENT IN                                         $ 13,128,031
SECURITIES - 100%
(Cost $13,214,802)

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        64.4%      AAA, AA, A    64.4%

Baa               2.3%       BBB           2.3%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

Purchases and sales of securities, other than short-term securities, aggregated $9,403,426 and $10,203,724, respectively, of which long-term U.S. government and government agency obligations aggregated $5,016,602 and $0, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $13,215,119. Net unrealized depreciation aggregated $87,088, of which $32,308 related to appreciated investment securities and $119,396 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $111,000 of which $44,000, $42,000 and $25,000 will expire on July 31, 2005, 2006 and 2007, respectively.

The fund intends to elect to defer to its next fiscal year approximately $294,000 of losses recognized during the period November 1, 1998 to July 31, 1999.

FIDELITY TARGET TIMELINE 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         JULY 31, 1999

ASSETS

Investment in securities, at              $ 13,128,031
value (including repurchase
agreements of $299,000)
(cost $13,214,802) -  See
accompanying schedule

Cash                                       387

Receivable for fund shares                 14,566
sold

Interest receivable                        212,351

Receivable from investment                 5,603
adviser for expense
reductions

 TOTAL ASSETS                              13,360,938

LIABILITIES

Payable for fund shares         $ 17,570
redeemed

Distributions payable            3,782

Other payables and accrued       30,804
expenses

 TOTAL LIABILITIES                         52,156

NET ASSETS                                $ 13,308,782

Net Assets consist of:

Paid in capital                           $ 13,795,778

Undistributed net investment               4,697
income

Accumulated undistributed net              (404,922)
realized gain (loss)  on
investments

Net unrealized appreciation                (86,771)
(depreciation) on investments

NET ASSETS, for 1,426,443                 $ 13,308,782
shares outstanding

NET ASSET VALUE, offering                  $9.33
price and redemption price
per share ($13,308,782
(divided by) 1,426,443
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                          $ 1,016,227
Interest

EXPENSES

Management fee                 $ 60,783

Transfer agent fees             25,240

Accounting fees and expenses    60,589

Non-interested trustees'        51
compensation

Custodian fees and expenses     2,204

Registration fees               16,606

Audit                           31,991

Legal                           1,314

Miscellaneous                   115

 Total expenses before          198,893
reductions

 Expense reductions             (149,768)   49,125

NET INVESTMENT INCOME                       967,102

REALIZED AND UNREALIZED GAIN                (293,116)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    94,995
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (198,121)

NET INCREASE (DECREASE) IN                 $ 768,981
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian               $ 128
credits

 FMR reimbursement                          149,640

                                           $ 149,768

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  JULY 31, 1999  YEAR ENDED JULY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 967,102                  $ 948,087
income

 Net realized gain (loss)         (293,116)                  (24,050)

 Change in net unrealized         94,995                     (139,051)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       768,981                    784,986
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (970,975)                  (947,475)
from net investment income

Share transactions Net            1,997,312                  4,112,241
proceeds from sales of shares

 Reinvestment of distributions    890,281                    931,263

 Cost of shares redeemed          (3,583,806)                (2,871,463)

 NET INCREASE (DECREASE) IN       (696,213)                  2,172,041
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   210                        388

  TOTAL INCREASE (DECREASE)       (897,997)                  2,009,940
IN NET ASSETS

NET ASSETS

 Beginning of period              14,206,779                 12,196,839

 End of period (including        $ 13,308,782               $ 14,206,779
undistributed net investment
income of $4,697 and $8,112,
respectively)

OTHER INFORMATION
Shares

 Sold                             211,332                    432,026

 Issued in reinvestment of        94,522                     97,918
distributions

 Redeemed                         (380,420)                  (301,519)

 Net increase (decrease)          (74,566)                   228,425


FINANCIAL HIGHLIGHTS
YEARS ENDED JULY 31,             1999      1998      1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.460   $ 9.580   $ 9.530   $ 10.000
period

Income from Investment            .648 D    .687 D    .724 D    .310
Operations Net investment
income

Net realized and unrealized       (.129)    (.118)    .027      (.470)
gain (loss)

Total from investment             .519      .569      .751      (.160)
operations

Less Distributions

From net investment income        (.649)    (.689)    (.702)    (.310)

Redemption fees added to paid     .000      .000      .001      .000
in capital

Net asset value, end of period   $ 9.330   $ 9.460   $ 9.580   $ 9.530

TOTAL RETURN B, C                 5.64%     6.14%     8.16%     (1.58)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,309  $ 14,207  $ 12,197  $ 7,322
(000 omitted)

Ratio of expenses to average      .35% E    .35% E    .35% E    .35%A, E
net assets

Ratio of expenses to average      .35%      .35%      .34% F    .34%A, F
net assets after expense
reductions

Ratio of net investment           6.87%     7.24%     7.38%     6.88% A
income to  average net assets

Portfolio turnover rate           83%       43%       80%       118% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

FIDELITY TARGET TIMELINE 2001

INVESTMENT CHANGES

QUALITY DIVERSIFICATION AS OF
JULY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             16.9                     17.8

Aa                              18.5                     19.8

A                               30.9                     32.8

Baa                             31.9                     26.5

Ba and Below                    0.0                      1.0


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          2.5   3.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          2.2   2.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

AS OF JULY 31, 1999 *

                               Corporate Bonds 69.9%

                               U.S. Government  and
                               Government  Agency
                               Obligations 15.1%

                               Foreign Government  &
                               Government  Agency
                               Obligations 10.9%

                               Other Investments 2.3%

                               Short-Term  Investments 1.8%

* FOREIGN  INVESTMENTS                                       21.0%

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999 **

                               Corporate Bonds 68.0%

                               U.S. Government  and
                               Government  Agency
                               Obligations 15.8%

                               Foreign Government  &
                               Government  Agency
                               Obligations 11.5%

                               Other Investments 2.6%

                               Short-Term  Investments 2.1%


* FOREIGN  INVESTMENTS      21.0%    ** FOREIGN    INVESTMENTS      21.7%



Row: 1, Col: 1, Value: 69.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.9
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 2.3
Row: 1, Col: 8, Value: 1.8

Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 15.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 11.5
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 2.6
Row: 1, Col: 8, Value: 2.1

FIDELITY TARGET TIMELINE 2001

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities

NONCONVERTIBLE BONDS - 69.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.2%

Lockheed Martin Corp. 6.85%       Baa1      $ 200,000                      $ 201,410
5/15/01

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 1.4%

Monsanto Co. 5.375% 12/1/01       A2         250,000                        245,715
(b)

CONSTRUCTION & REAL ESTATE -
0.9%

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Equity Office Properties          Baa1       150,000                        147,437
Trust 6.375% 1/15/02

DURABLES - 1.2%

AUTOS, TIRES, & ACCESSORIES -
1.2%

TRW, Inc. 6.5% 6/1/02 (b)         Baa1       200,000                        198,256

ENERGY - 1.8%

OIL & GAS - 1.8%

Coastal Corp. (The) 8.125%        Baa2       110,000                        114,363
9/15/02

Petro-Canada yankee 8.6%          A3         190,000                        196,441
10/15/01

                                                                            310,804

FINANCE - 40.4%

BANKS - 27.1%

Bank of New York Co., Inc.        A2         136,000                        141,233
7.875% 11/15/02

BankAmerica Corp. 7.5%            Aa3        25,000                         25,575
10/15/02

BanPonce Financial Corp. 7.3%     A3         400,000                        400,944
6/5/02

Barclays Bank PLC yankee          A1         100,000                        99,001
5.95% 7/15/01

Capital One Bank 6.28% 2/20/01    Baa2       150,000                        149,813

Central Fidelity Banks, Inc.      A1         200,000                        207,726
8.15% 11/15/02

Chase Manhattan Corp. 9.75%       A1         250,000                        267,463
11/1/01

Citicorp 5.625% 2/15/01           Aa3        300,000                        297,636

Firstar Corp. 6.35% 7/13/01       A2         200,000                        199,776

Huntington Bancshares, Inc.       Baa1       100,000                        102,128
7.875% 11/15/02

Integra Financial Corp. 8.5%      A2         350,000                        365,715
5/15/02

Kansallis-Osake-Pankki (NY        A2         355,000                        382,026
Branch) yankee  10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       70,000                         65,836

7.125% 9/17/01                    Baa3       90,000                         88,267

Mellon Financial Co. 9.25%        A3         200,000                        210,096
8/15/01

National Westminster Bank PLC     Aa3        250,000                        263,210
9.45% 5/1/01

NationsBank Corp. 5.75%           Aa2        200,000                        198,660
3/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Skandinaviska Enskilda Banken     A3        $ 300,000                      $ 309,273
yankee 8.45% 5/15/02

Summit Bancorp 8.625% 12/10/02    BBB+       250,000                        262,438

US Bank NA 5.25% 6/4/03           Aa3        250,000                        240,043

Wells Fargo & Co. 6.875%          A1         160,000                        161,098
4/15/03

Westpac Banking Corp. 7.875%      A1         200,000                        205,828
10/15/02

                                                                            4,643,785

CREDIT & OTHER FINANCE - 8.6%

Aristar, Inc. 7.75% 6/15/01       A3         200,000                        204,548

Associates Corp. of North         Aa3        250,000                        246,110
America 5.875% 7/15/02

Countrywide Funding Corp.         Baa1       250,000                        260,423
8.25% 7/15/02

Finova Capital Corp. 7.125%       Baa1       174,000                        176,158
5/1/02

Ford Motor Credit Co. 5.125%      A1         200,000                        194,340
10/15/01

Greyhound Financial Corp.         Baa1       100,000                        103,508
7.82% 1/27/03

Southwestern Bell Capital         A2         100,000                        102,398
Corp. 7.36%  5/1/02

TXU Eastern Funding 6.15%         Baa1       200,000                        196,828
5/15/02 (b)

                                                                            1,484,313

INSURANCE - 1.2%

Sun America, Inc. 6.58%           Baa1       200,000                        200,428
1/15/02

SAVINGS & LOANS - 2.1%

Great Western Financial Corp.     A3         100,000                        104,186
8.6% 2/1/02

Long Island Savings Bank FSB      Baa3       250,000                        249,453
7% 6/13/02

                                                                            353,639

SECURITIES INDUSTRY - 1.4%

Merrill Lynch & Co., Inc.         Aa3        250,000                        245,642
5.71% 1/15/02

TOTAL FINANCE                                                               6,927,807

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.4%

Tyco International Group SA       Baa1       250,000                        248,173
yankee 6.125% 6/15/01

MEDIA & LEISURE - 1.5%

BROADCASTING - 1.5%

Continental Cablevision, Inc.     Baa3       250,000                        259,043
8.5% 9/15/01

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONDURABLES - 1.4%

BEVERAGES - 1.4%

Seagram JE & Sons, Inc. 6.25%     Baa3      $ 250,000                      $ 246,750
12/15/01

RETAIL & WHOLESALE - 6.8%

GENERAL MERCHANDISE STORES -
6.8%

Dayton Hudson Corp.:

6.4% 2/15/03                      A3         245,000                        241,171

9.75% 7/1/02                      A3         150,000                        162,795

Federated Department Stores,      Baa2       400,000                        415,104
Inc. 8.125% 10/15/02

Penney (J.C.) Co., Inc. 7.25%     A3         350,000                        352,856
4/1/02

                                                                            1,171,926

TECHNOLOGY - 1.4%

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Comdisco, Inc. 5.95% 4/30/02      Baa1       250,000                        243,803

TRANSPORTATION - 1.9%

AIR TRANSPORTATION - 1.9%

Delta Air Lines, Inc. 8.5%        Baa3       311,000                        321,490
3/15/02

UTILITIES - 8.6%

ELECTRIC UTILITY - 2.4%

Niagara Mohawk Power Corp.        Baa2       115,000                        115,472
6.875%  3/1/01

Philadelphia Electric Co.         Baa1       295,000                        297,425
7.125% 9/1/02

                                                                            412,897

GAS - 4.8%

Columbia Gas System, Inc.         A3         150,000                        148,509
6.61% 11/28/02

El Paso Energy Corp. 6.625%       Baa3       200,000                        199,500
7/15/01 (b)

Enron Corp. 9.875% 6/15/03        Baa2       210,000                        231,002

Southwest Gas Corp. 9.75%         Baa2       225,000                        240,579
6/15/02

                                                                            819,590

TELEPHONE SERVICES - 1.4%

GTE Corp. 9.1% 6/1/03             Baa1       95,000                         101,675

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

MCI WorldCom, Inc. 6.125%         A3        $ 100,000                      $ 99,389
8/15/01

Telecomunicaciones de P R,        Baa2       35,000                         34,535
Inc. 6.15% 5/15/02 (b)

                                                                            235,599

TOTAL UTILITIES                                                             1,468,086

TOTAL NONCONVERTIBLE BONDS                                                 11,990,700
(Cost $12,290,100)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 15.1%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.6%

Financing Corp. stripped          Aaa        300,000                        270,009
principal 0% 5/2/01

U.S. TREASURY OBLIGATIONS -
13.5%

U.S. Treasury Notes 7.875%        Aaa        2,230,000                      2,322,669
8/15/01

TOTAL U.S. GOVERNMENT AND                                                    2,592,678
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,611,719)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (C) - 10.9%



Canadian Government 6.125%        Aa2        400,000                        398,080
7/15/02

Irish Republic:

7.64% 1/2/02                      Aaa        210,000                        215,846

yankee 8.625% 4/15/01             Aaa        85,000                         88,188

Manitoba Province yankee 8%       Aa3        400,000                        415,040
4/15/02

Nova Scotia Province yankee       A3         275,000                        294,429
9.375%  7/15/02

Ontario Province yankee:

global 7.75% 6/4/02               Aa3        150,000                        154,649

7.375% 1/27/03                    Aa3        150,000                        153,617

Swedish Kingdom yankee 0%,        Aa2        174,000                        156,348
4/1/01

TOTAL FOREIGN GOVERNMENT AND                                                1,876,197
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,907,072)

SUPRANATIONAL OBLIGATIONS -
2.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

African Development Bank          Aa1       $ 375,000                      $ 387,383
yankee 7.7% 7/15/02 (Cost
$390,137)


CASH EQUIVALENTS - 1.8%

                             MATURITY AMOUNT

Investments in repurchase    $ 307,131                       307,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $307,000)

TOTAL INVESTMENT IN                                         $ 17,153,958
SECURITIES - 100%
(Cost $17,506,028)

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $874,834 or 5.0% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        66.3%      AAA, AA, A    66.8%

Baa               30.4%      BBB           31.4%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    79.0%

Canada                      9.3

Sweden                      2.7

Multi-National              2.3

Finland                     2.2

Ireland                     1.8

Australia                   1.2

Others (individually less     1.5
than 1%)

                            100.0%

Purchases and sales of securities, other than short-term securities, aggregated $7,003,849 and $2,445,833, respectively, of which long-term U.S. government and government agency obligations aggregated
$1,061,531 and $1,355,962, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $17,506,027. Net unrealized depreciation aggregated $352,069, of which $42,260 related to appreciated investment securities and $394,329 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $26,000, all of which will expire on July 31, 2005.

FIDELITY TARGET TIMELINE 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                        JULY 31, 1999

ASSETS

Investment in securities, at             $ 17,153,958
value (including repurchase
agreements of $307,000)
(cost $17,506,028) -  See
accompanying schedule

Cash                                      338

Receivable for fund shares                7,910
sold

Interest receivable                       311,457

Receivable from investment                4,008
adviser for expense
reductions

 TOTAL ASSETS                             17,477,671

LIABILITIES

Payable for fund shares         $ 3,269
redeemed

Distributions payable            7,974

Other payables and accrued       31,908
expenses

 TOTAL LIABILITIES                        43,151

NET ASSETS                               $ 17,434,520

Net Assets consist of:

Paid in capital                          $ 17,829,040

Undistributed net investment              3,455
income

Accumulated undistributed net             (45,905)
realized gain (loss)  on
investments

Net unrealized appreciation               (352,070)
(depreciation) on investments

NET ASSETS, for 1,847,757                $ 17,434,520
shares outstanding

NET ASSET VALUE, offering                 $9.44
price and redemption price
per share ($17,434,520
(divided by) 1,847,757
shares)

STATEMENT OF OPERATIONS
                                 YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                          $ 1,092,010
Interest

EXPENSES

Management fee                 $ 67,873

Transfer agent fees             27,361

Accounting fees and expenses    60,694

Non-interested trustees'        47
compensation

Custodian fees and expenses     2,058

Registration fees               17,602

Audit                           29,785

Legal                           1,218

Miscellaneous                   38

 Total expenses before          206,676
reductions

 Expense reductions             (151,901)   54,775

NET INVESTMENT INCOME                       1,037,235

REALIZED AND UNREALIZED GAIN                (19,781)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (356,371)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (376,152)

NET INCREASE (DECREASE) IN                 $ 661,083
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian               $ 246
credits

 FMR reimbursement                          151,655

                                           $ 151,901

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  JULY 31, 1999  YEAR ENDED  JULY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 1,037,235                $ 789,851
income

 Net realized gain (loss)         (19,781)                   35,186

 Change in net unrealized         (356,371)                  (53,731)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       661,083                    771,306
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,038,591)                (789,859)
from net investment income

Share transactions Net            7,318,267                  3,790,981
proceeds from sales of shares

 Reinvestment of distributions    983,793                    777,361

 Cost of shares redeemed          (3,604,403)                (1,815,356)

 NET INCREASE (DECREASE) IN       4,697,657                  2,752,986
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   1,961                      273

  TOTAL INCREASE (DECREASE)       4,322,110                  2,734,706
IN NET ASSETS

NET ASSETS

 Beginning of period              13,112,410                 10,377,704

 End of period (including        $ 17,434,520               $ 13,112,410
undistributed net investment
income of $3,455 and $4,621,
respectively)

OTHER INFORMATION
Shares

 Sold                             757,745                    393,791

 Issued in reinvestment of        102,111                    80,843
distributions

 Redeemed                         (374,885)                  (188,774)

 Net increase (decrease)          484,971                    285,860


FINANCIAL HIGHLIGHTS
YEARS ENDED JULY 31,             1999      1998      1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.620   $ 9.640   $ 9.400   $ 10.000
period

Income from Investment            .634 D    .648 D    .690 D    .310
Operations Net investment
income

Net realized and unrealized       (.178)    (.019)    .240      (.600)
gain (loss)

Total from investment             .456      .629      .930      (.290)
operations

Less Distributions

From net investment income        (.637)    (.649)    (.690)    (.310)

Redemption fees added to paid     .001      .000      .000      .000
in capital

Net asset value, end of period   $ 9.440   $ 9.620   $ 9.640   $ 9.400

TOTAL RETURN B, C                 4.81%     6.74%     10.26%    (2.88)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,435  $ 13,112  $ 10,378  $ 6,180
(000 omitted)

Ratio of expenses to average      .35% E    .35% E    .35% E    .35% A, E
net assets

Ratio of expenses to average      .35%      .35%      .34% F    .34% A, F
net assets after expense
reductions

Ratio of net investment           6.60%     6.75%     7.31%     6.93% A
income to  average net assets

Portfolio turnover rate           16%       47%       97%       93% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

FIDELITY TARGET TIMELINE 2003

INVESTMENT CHANGES

QUALITY DIVERSIFICATION AS OF
JULY 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa                             39.1                     43.7

Aa                              6.8                      7.3

A                               20.6                     19.3

Baa                             32.7                     28.0

Ba and Below                    0.0                      1.1


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          5.2   5.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                    6 MONTHS AGO

Years                          4.1   4.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999 *

                               Corporate Bonds 57.3%

                               U.S. Government  and
                               Government  Agency
                               Obligations 38.3%

                               Foreign Government  &
                               Government  Agency
                               Obligations 3.6%

                               Short-Term  Investments 0.8%

* FOREIGN  INVESTMENTS                                       12.6%

AS OF JANUARY 31, 1999 **

                               Corporate Bonds 52.8%

                               U.S. Government  and
                               Government  Agency
                               Obligations 42.8%

                               Foreign Government  &
                               Government  Agency
                               Obligations 3.8%

                               Short-Term  Investments 0.6%

** FOREIGN  INVESTMENTS                                      13.5%


Row: 1, Col: 1, Value: 57.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 38.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.6
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.8

Row: 1, Col: 1, Value: 52.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 42.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.6000000000000001

FIDELITY TARGET TIMELINE 2003

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities

NONCONVERTIBLE BONDS - 57.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.1%

DEFENSE ELECTRONICS - 2.1%

Raytheon Co. 6.5% 7/15/05         Baa1      $ 500,000                      $ 488,885

BASIC INDUSTRIES - 0.6%

PAPER & FOREST PRODUCTS - 0.6%

Fort James Corp. 6.625%           Baa2       150,000                        147,773
9/15/04

CONSTRUCTION & REAL ESTATE -
1.0%

REAL ESTATE - 0.2%

Cabot Industrial Property LP      Baa2       40,000                         38,908
7.125% 5/1/04

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

Equity Office Properties          Baa1       200,000                        192,580
Trust 6.5% 1/15/04

TOTAL CONSTRUCTION & REAL                                                   231,488
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Delphi Automotive Systems         Baa2       55,000                         52,930
Corp. 6.125% 5/1/04

ENERGY - 1.1%

ENERGY SERVICES - 0.8%

Baker Hughes, Inc. 5.8%           A2         200,000                        193,740
2/15/03 (b)

OIL & GAS - 0.3%

Conoco, Inc. 5.9% 4/15/04         A3         75,000                         72,345

TOTAL ENERGY                                                                266,085

FINANCE - 31.9%

BANKS - 19.5%

Bank of Montreal 6.1% 9/15/05     A1         125,000                        118,010

Bank One Corp. 7.25% 8/15/04      A1         395,000                        400,364

Bayerische Landesbank             Aaa        200,000                        194,532
Gironzentrale yankee 6.375%
10/15/05

Capital One Bank 6.375%           Baa2       250,000                        242,890
2/15/03

First National Bank Boston NA     A2         325,000                        337,038
8% 9/15/04

First Security Corp. 7%           Baa1       375,000                        369,281
7/15/05

First Tennessee National          Baa1       200,000                        195,294
Corp. 6.75% 11/15/05

Korea Development Bank:

6.625% 11/21/03                   Baa3       10,000                         9,405

7.375% 9/17/04                    Baa3       150,000                        143,250

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Korea Development Bank: -
continued

yankee 6.5% 11/15/02              Baa3      $ 100,000                      $ 95,250

Meridian Bank Pennsylvania        A1         250,000                        248,475
6.625% 3/15/03

Merita Bank Ltd. yankee 6.5%      A2         150,000                        143,024
1/15/06

Signet Bank 7.8% 9/15/06          A1         250,000                        257,683

Society National Bank 7.25%       A1         500,000                        502,575
6/1/05

Sovran Financial Corp. 9.25%      Aa3        125,000                        138,973
6/15/06

St. George Bank Ltd. yankee       Baa1       500,000                        489,265
7.15% 10/15/05 (b)

Swiss Bank Corp. 6.75% 7/15/05    Aa2        500,000                        489,535

Union Planters Corp. 6.75%        Baa2       150,000                        147,852
11/1/05

                                                                            4,522,696

CREDIT & OTHER FINANCE - 8.2%

Abbey National PLC 6.69%          Aa3        300,000                        292,464
10/17/05

Associates Corp. of North         Aa3        400,000                        387,152
America 5.75% 11/1/03

Finova Capital Corp. 6.12%        Baa1       300,000                        295,941
5/28/02

Fleet Financial Group, Inc.       A3         375,000                        373,084
7.125% 4/15/06

PNC Funding Corp. 7.75% 6/1/04    A3         220,000                        227,801

Southwestern Bell Capital         A2         100,000                        102,140
Corp. 7.13% 6/1/05

Sprint Capital Corp. 5.7%         Baa1       250,000                        238,888
11/15/03

                                                                            1,917,470

INSURANCE - 0.9%

Western National Corp. 7.125%     A2         200,000                        201,178
2/15/04

SAVINGS & LOANS - 3.1%

Ahmanson (H.F.) & Co. 7.875%      Baa1       700,000                        715,890
9/1/04

SECURITIES INDUSTRY - 0.2%

Amvescap PLC yankee 6.6%          A3         50,000                         48,098
5/15/05

TOTAL FINANCE                                                               7,405,332

MEDIA & LEISURE - 5.4%

BROADCASTING - 1.3%

Cox Communications, Inc. 6.5%     Baa2       200,000                        196,620
11/15/02

Time Warner, Inc. 7.75%           Baa3       111,000                        113,415
6/15/05

                                                                            310,035

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.9%

Viacom, Inc. 6.75% 1/15/03        Baa3      $ 200,000                      $ 196,348

PUBLISHING - 3.2%

News America Holdings, Inc.       Baa3       710,000                        740,516
8.5% 2/15/05

TOTAL MEDIA & LEISURE                                                       1,246,899

NONDURABLES - 3.6%

BEVERAGES - 1.0%

Seagram JE & Sons, Inc. 6.4%      Baa3       250,000                        242,750
12/15/03

TOBACCO - 2.6%

Philip Morris Companies, Inc.     A2         500,000                        494,985
7% 7/15/05

RJR Nabisco, Inc. 7.375%          Baa2       100,000                        98,233
5/15/03 (b)

                                                                            593,218

TOTAL NONDURABLES                                                           835,968

RETAIL & WHOLESALE - 1.7%

GENERAL MERCHANDISE STORES -
1.7%

Dayton Hudson Corp. 7.5%          A3         375,000                        382,628
7/15/06

TRANSPORTATION - 4.7%

AIR TRANSPORTATION - 0.8%

Delta Air Lines, Inc. 8.5%        Baa3       174,000                        179,869
3/15/02

RAILROADS - 3.9%

Canadian National Railway Co.     Baa2       300,000                        297,888
7% 3/15/04

Norfolk Southern Corp. 7.875%     Baa1       400,000                        414,804
2/15/04

Union Pacific 6.34% 11/25/03      Baa3       200,000                        194,180

                                                                            906,872

TOTAL TRANSPORTATION                                                        1,086,741

UTILITIES - 5.0%

ELECTRIC UTILITY - 2.0%

Niagara Mohawk Power Corp.        Baa2       200,000                        203,154
7.375% 8/1/03

Philadelphia Electric Co.         Baa1       270,000                        267,932
6.625% 3/1/03

                                                                            471,086

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - 3.0%

CMS Panhandle Holding Co.         Baa3      $ 100,000                      $ 96,250
6.125% 3/15/04 (b)

Columbia Gas System, Inc.         A3         150,000                        146,705
6.8% 11/28/05

Enserch Corp. 6.25% 1/1/03        Baa2       190,000                        186,092

InterNorth, Inc. 9.625%           Baa2       245,000                        270,789
3/15/06

                                                                            699,836

TOTAL UTILITIES                                                             1,170,922

TOTAL NONCONVERTIBLE BONDS                                                  13,315,651
(Cost $13,672,367)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 38.3%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 5.7%

Federal Farm Credit Bank:

7.26% 5/2/05                      Aaa        500,000                        515,780

7.35% 3/24/05                     Aaa        150,000                        155,274

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa        410,000                        376,109

9.5% 2/25/04                      Aaa        150,000                        167,484

Freddie Mac 8% 1/26/05            Aaa        100,000                        106,391

TOTAL U.S. GOVERNMENT AGENCY                                                1,321,038
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
32.6%

U.S. Treasury Bonds:

10.75% 5/15/03                    Aaa        200,000                        232,124

10.75% 8/15/05                    Aaa        2,250,000                      2,778,386

11.625% 11/15/04                  Aaa        1,945,000                      2,431,561

11.875% 11/15/03                  Aaa        1,750,000                      2,133,093

TOTAL U.S. TREASURY                                                         7,575,164
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   8,896,202
GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,424,234)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (C) - 3.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Korean Republic yankee 8.75%      Baa3      $ 20,000                       $ 20,358
4/15/03

Ontario Province 7%, 8/4/05       Aa3        275,000                        277,885

Saskatchewan Province yankee      A2         500,000                        527,600
8% 7/15/04

TOTAL FOREIGN GOVERNMENT AND                                                825,843
GOVERNMENT AGENCY OBLIGATIONS
(Cost $853,786)


CASH EQUIVALENTS - 0.8%

                             MATURITY AMOUNT

Investments in repurchase    $ 180,077                       180,000
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $180,000)

TOTAL INVESTMENT IN                                           $ 23,217,696
SECURITIES - 100%
(Cost $24,130,387)

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $877,488 or 3.7% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        66.6%      AAA, AA, A    61.5%

Baa               32.7%      BBB           32.8%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    87.4%

Canada                      5.3

Switzerland                 2.1

Australia                   2.1

United Kingdom              1.4

Korea (South)               1.1

Others (individually less     0.6
than 1%)

                            100.0%

Purchases and sales of securities, other than short-term securities, aggregated $9,086,906 and $3,999,508, respectively, of which long-term U.S. government and government agency obligations aggregated
$3,554,266 and $1,863,079, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $24,143,268. Net unrealized depreciation aggregated $925,572, of which $39,492 related to appreciated investment securities and $965,064 related to depreciated investment securities.

The fund hereby designates approximately $61,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY TARGET TIMELINE 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                       JULY 31, 1999

ASSETS

Investment in securities, at             $ 23,217,696
value (including repurchase
agreements of $180,000)
(cost $24,130,387) -  See
accompanying schedule

Cash                                      819

Receivable for fund shares                43,312
sold

Interest receivable                       501,769

Receivable from investment                3,662
adviser for expense
reductions

 TOTAL ASSETS                             23,767,258

LIABILITIES

Payable for fund shares         $ 8,820
redeemed

Distributions payable            8,013

Other payables and accrued       33,660
expenses

 TOTAL LIABILITIES                        50,493

NET ASSETS                               $ 23,716,765

Net Assets consist of:

Paid in capital                          $ 24,656,645

Undistributed net investment              13,804
income

Accumulated undistributed net             (40,993)
realized gain (loss)  on
investments

Net unrealized appreciation               (912,691)
(depreciation) on investments

NET ASSETS, for 2,553,886                $ 23,716,765
shares outstanding

NET ASSET VALUE, offering                 $9.29
price and redemption price
per share ($23,716,765
(divided by) 2,553,886
shares)

STATEMENT OF OPERATIONS
                               YEAR ENDED JULY 31, 1999

INVESTMENT INCOME                          $ 1,705,559
Interest

EXPENSES

Management fee                 $ 99,774

Transfer agent fees             40,862

Accounting fees and expenses    60,646

Non-interested trustees'        80
compensation

Custodian fees and expenses     2,609

Registration fees               20,483

Audit                           32,011

Legal                           1,821

Miscellaneous                   56

 Total expenses before          258,342
reductions

 Expense reductions             (177,129)   81,213

NET INVESTMENT INCOME                       1,624,346

REALIZED AND UNREALIZED GAIN                (14,251)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                    (1,113,533)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (1,127,784)

NET INCREASE (DECREASE) IN                 $ 496,562
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions

 FMR reimbursement                         $ 177,129

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  JULY 31, 1999  YEAR ENDED  JULY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 1,624,346                $ 1,138,446
income

 Net realized gain (loss)         (14,251)                   170,856

 Change in net unrealized         (1,113,533)                (69,477)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       496,562                    1,239,825
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,639,211)                (1,138,249)
From net investment income

 From net realized gain           (90,269)                   -

 In excess of net realized        (15,284)                   -
gain

 TOTAL DISTRIBUTIONS              (1,744,764)                (1,138,249)

Share transactions Net            12,280,874                 11,946,066
proceeds from sales of shares

 Reinvestment of distributions    1,671,487                  1,120,445

 Cost of shares redeemed          (8,768,624)                (6,605,867)

 NET INCREASE (DECREASE) IN       5,183,737                  6,460,644
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   4,022                      3,551

  TOTAL INCREASE (DECREASE)       3,939,557                  6,565,771
IN NET ASSETS

NET ASSETS

 Beginning of period              19,777,208                 13,211,437

 End of period (including        $ 23,716,765               $ 19,777,208
undistributed net investment
income of $13,804 and
$28,669, respectively)

OTHER INFORMATION
Shares

 Sold                             1,260,185                  1,226,446

 Issued in reinvestment of        172,491                    115,195
distributions

 Redeemed                         (907,278)                  (678,796)

 Net increase (decrease)          525,398                    662,845


FINANCIAL HIGHLIGHTS
YEARS ENDED JULY 31,             1999      1998      1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.750   $ 9.670   $ 9.240   $ 10.000
period

Income from Investment            .677 D    .670 D    .634 D    .307
Operations Net investment
income

Net realized and unrealized       (.404)    .078      .428      (.762)
gain (loss)

Total from investment             .273      .748      1.062     (.455)
operations

Less Distributions

From net investment income        (.685)    (.670)    (.634)    (.306)

From net realized gain            (.043)    -         -         -

In excess of net realized gain    (.007)    -         -         -

Total distributions               (.735)    (.670)    (.634)    (.306)

Redemption fees added to paid     .002      .002      .002      .001
in capital

Net asset value, end of period   $ 9.290   $ 9.750   $ 9.670   $ 9.240

TOTAL RETURN B, C                 2.76%     8.00%     11.94%    (4.53)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,717  $ 19,777  $ 13,211  $ 6,977
(000 omitted)

Ratio of expenses to average      .35% E    .35% E    .35% E    .35% A, E
net assets

Ratio of expenses to average      .35%      .35%      .34% F    .34% A, F
net assets after expense
reductions

Ratio of net investment           7.00%     6.92%     6.76%     6.93% A
income to  average net assets

Portfolio turnover rate           18%       67%       83%       180% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.

NOTES TO FINANCIAL STATEMENTS

For the period ended July 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 1999, 2001 and 2003, respectively. On those dates, the respective funds will mature. Fidelity Target Timeline 1999 has been closed to new accounts as of the close of business of the New York Stock Exchange on September 25, 1998. Current shareholders of Fidelity Target Timeline 1999 are able to purchase shares in accounts existing on that date. Fidelity Target Timeline 1999 will be liquidated shortly after its targeted maturity date of September 30, 1999. The funds' Board of Trustees anticipates closing Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 to new accounts approximately one year prior to the target date of each fund and expects to liquidate each fund within one month after the fund's target date. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING

POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to an annual rate of .43% of average net assets for each fund.

SUB-ADVISER FEE. FMR, on behalf of each fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of the average net assets for each fund.

ACCOUNTING FEES. FSC, an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses
(excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .35% of average net assets.

In addition, certain funds have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable funds' expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:

BENEFICIAL INTEREST

FUND                               % OWNERSHIP

Fidelity Target Timeline 1999      31.24%

Fidelity Target Timeline 2001      24.17%

Fidelity Target Timeline 2003      17.58%

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 as of July 31, 1999 and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended July 31, 1998 and the financial highlights for each of the years in the three-year period ended July 31, 1998 were audited by other auditors whose report, dated September 10, 1998 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 at July 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   September 13, 1999

DISTRIBUTIONS

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Target Timeline 1999 10.64%
Target Timeline 2001 17.02%
Target Timeline 2003 43.33%

The funds will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0  To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc. London, England

Fidelity Management & Research
(Far East) Inc. Tokyo, Japan

Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith,
 Assistant Vice President
Ford E. O'Neil, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income Fund
Ginnie Mae Fund
Government Income Fund
High Income Fund
Intermediate Bond Fund
Intermediate Government
 Income Fund
International Bond Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Term Bond Fund
Spartan(registered trademark) Government Income Fund
Spartan Investment Grade Bond Fund
Strategic Income Fund
Target Timeline SM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions 1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC) 1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

TTI-ANN-0999   83739
1.536376.102

(FIDELITY LOGO GRAPHIC)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com